SHARE CAPITAL (Details 8)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
SHARE CAPITAL
Performance Share Units, Granted - December 16, 2022 | $	$ 1,913,000
Performance Share Units, Ending Balance | shares	1,913,000
Weighted average, Performance Share Units, Beginning Balance	$ 0
Weighted average fair value, Performance Share Units, Granted - December 16, 2022	0.15
Weighted average, Performance Share Units, Ending Balance	$ 0.15